Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Income allocable
Net loss	$ (15,464,432)	$ (1,712,172)	$ (18,604,910)
Class A Common Stock
Numerator: Income allocable
Net loss	21,803		33,543
Less: Company's portion available to be withdrawn to pay taxes	$ (21,803)		$ (33,543)
Denominator: Weighted average common stock
Weighted-average shares used in computing net loss per share, basic and diluted	27,500,000	27,500,000	27,500,000
Net loss per share attributable to common stockholders, basic and diluted	$ 0.00	$ 0.00	$ 0.00
Class B Common Stock
Denominator: Weighted average common stock
Weighted-average shares used in computing net loss per share, basic and diluted	6,875,000	6,375,000	6,875,000
Net loss per share attributable to common stockholders, basic and diluted	$ (2.25)	$ 0.27	$ (2.71)
Net income (loss)	$ (15,464,432)		$ (18,604,910)
Net income (loss) attributable	$ (15,464,432)		$ (18,604,910)